Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Accrued payroll and related expenses	$ 10,009	$ 9,461	$ 6,958
Accrued mask, mold fees and other expenses for RD	9,935	8,816	7,503
Payable for purchases of building and equipment	5,611	10,726	1,615
Accrued software maintenance	1,921	1,004	891
Allowance for sales discounts	494	1,203	1,536
Accrued insurance, welfare expenses, professional fee	13,810	11,261	12,754
Other current liabilities	$ 41,780	$ 42,471	$ 31,257